Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 319,000,000
Net operating loss carry-forwards with have no expiration date	248,000,000
Net Operating loss carry-forwards, expiration date	2029
Tax credit carry-forwards	37,000,000
Tax credit carry-forwards, expiration date	2021
Investment tax credit carry-forwards	2,300,000
Investment tax credit carry-forwards, expiration date	2021
Valuation allowances	150,100,000	115,500,000	44,800,000	41,700,000
Income tax holidays, tax savings			12,000,000
Income tax holidays income tax benefit per share			$ 0.13
Effective income tax rate	29.70%	33.20%	27.40%
Unrecognized tax benefits related to prior years		23,300,000
Unrecognized accrued interest and penalties	1,600,000	2,100,000
Net decrease to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	1,900,000
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	21,400,000
Unrecognized tax benefits payable, current	2,800,000
Unrecognized tax benefits payable, non-current	18,600,000
Undistributed earnings of non-U.S. operations	4,000,000,000
Valuation allowance related to the inefficiencies in Europe and capacity alignment due to depressed volumes in the region
Income Taxes [Line Items]
Valuation allowances		$ 39,000,000
Minimum
Income Taxes [Line Items]
Effective income tax rate	25.00%
Maximum
Income Taxes [Line Items]
Effective income tax rate	30.00%